UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22050

Exact name of registrant as specified in charter:
Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Enhanced Global
Dividend and Income
Fund
May 31, 2009

The figures in the semiannual report for Delaware Enhanced Global Dividend and Income Fund represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

> Sector and country allocations	1

> Statement of net assets	3

> Statement of operations	19

> Statements of changes in net assets	20

> Statement of cash flows	21

> Financial highlights	22

> Notes to financial statements	23

> Other Fund information	29

> About the organization	31

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributions, L.P.

All third-party trademarks cited are the property of their respective owners.

Sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

As of May 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Percentage
Sector	of Net Assets
Common Stock	42.59%
Consumer Discretionary	5.22%
Consumer Staples	4.93%
Diversified REITs	0.47%
Energy	4.16%
Financials	5.02%
Health Care	4.57%
Health Care REITs	0.05%
Industrial REITs	0.46%
Industrials	4.91%
Information Technology	3.87%
Mall REITs	0.32%
Materials	2.36%
Mortgage REITs	0.14%
Multifamily REITs	0.09%
Office REITs	0.51%
Shopping Center REITs	0.45%
Telecommunications	2.38%
Utilities	2.68%
Convertible Preferred Stock	3.91%
Agency Collateralized Mortgage Obligations	0.48%
Agency Mortgage-Backed Securities	3.82%
Agency Obligations	1.95%
Commercial Mortgage-Backed Securities	1.17%
Convertible Bonds	9.66%
Aerospace & Defense	0.21%
Banking, Finance & Insurance	0.64%
Basic Industry	1.24%
Cable, Media & Publishing	0.53%
Computers & Technology	1.40%
Electronics & Electrical Equipment	0.10%
Energy	0.33%
Health Care & Pharmaceuticals	0.75%
Industrials	0.16%
Leisure, Lodging & Entertainment	0.23%
Real Estate	1.71%
Telecommunications	1.89%
Transportation	0.47%
Corporate Bonds	40.22%
Banking	2.14%
Basic Industry	4.91%
Brokerage	1.48%
Capital Goods	2.24%
Consumer Cyclical	3.89%
Consumer Non-Cyclical	2.94%
Energy	5.42%
Finance & Investments	1.68%
Media	2.25%
Real Estate	0.09%
Services Cyclical	2.32%
Services Non-Cyclical	2.67%
Technology & Electronics	0.71%
Telecommunications	5.58%
Utilities	1.90%
Foreign Agencies	1.48%
Municipal Bond	0.08%
Non-Agency Asset-Backed Securities	0.70%
Non-Agency Collateralized Mortgage Obligations	0.83%
Senior Secured Loans	1.93%
Sovereign Debt	11.71%
Supranational Banks	3.49%
U.S. Treasury Obligations	0.80%
Leveraged Non-Recourse Securities	0.00%
Preferred Stock	0.37%
Residual Interest Trust Certificates	0.00%
Discount Note	5.46%
Securities Lending Collateral	9.07%
Total Value of Securities	139.72%
Obligation to Return Securities Lending Collateral	(9.53%)
Borrowing Under Line of Credit	(33.71%)
Receivables and Other Assets Net of Liabilities	3.52%
Total Net Assets	100.00%

(continues)     1

Sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

Percentage
Country	of Net Assets
Australia	1.63%
Austria	0.08%
Barbados	1.17%
Bermuda	1.11%
Brazil	2.14%
British Virgin Islands	0.13%
Canada	2.62%
Cayman Islands	1.07%
Colombia	0.32%
Denmark	0.56%
Finland	0.45%
France	4.58%
Germany	1.66%
Hong Kong	0.41%
Indonesia	1.41%
Ireland	0.92%
Italy	0.94%
Japan	2.40%
Luxembourg	3.87%
Mexico	3.30%
Netherlands	1.63%
Norway	0.08%
Pakistan	0.90%
Philippines	0.87%
Republic of Korea	1.66%
Singapore	1.07%
Supranational	3.49%
Sweden	0.34%
Switzerland	0.85%
Taiwan	0.51%
Turkey	1.11%
United Kingdom	4.26%
United States	77.65%
Total	125.19%

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

May 31, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 42.59%❖
Consumer Discretionary – 5.22%
*±	Bayerische Motoren Werke	13,922	$502,486
	Cablevision Systems Class A	1,150	21,885
†	DIRECTV Group	1,500	33,750
*	Disney (Walt)	22,500	544,950
*±	Don Quijote	21,100	371,497
	Gap	28,800	514,080
*	Home Depot	19,200	444,672
*	KB HOME	17,000	255,000
	Mattel	33,200	518,252
	McGraw-Hill Companies	15,500	466,395
*±	PPR	4,352	367,702
*±	Publicis Groupe	13,059	426,070
±	Round One	34,682	320,859
	Target	14,000	550,201
±	Techtronic Industries	622,500	468,120
±	Toyota Motor	12,184	485,820
±	Vivendi	15,606	413,044
±	WPP Group	34,732	259,772
			6,964,555
Consumer Staples – 4.93%
	Archer-Daniels-Midland	13,900	382,528
±	Coca-Cola Amatil	117,767	799,688
	CVS Caremark	17,500	521,500
@±	Greggs	61,810	400,167
	Heinz (H.J.)	14,100	515,778
	Kimberly-Clark	8,700	451,443
	Kraft Foods Class A	24,500	639,695
	Kroger	23,900	544,920
*±	Metro	10,082	545,703
±	Parmalat	307,227	762,760
	Safeway	28,100	569,306
	Wal-Mart Stores	8,900	442,686
			6,576,174
Diversified REITs – 0.47%
±	Corio	2,648	130,710
	Digital Realty Trust	4,400	157,388
	Lexington Reality Trust	26,221	110,128
*±	Unibail-Rodamco	1,399	225,799
			624,025
Energy – 4.16%
	Anadarko Petroleum	12,200	582,916
±	BP	130,020	1,075,391
	Chevron	7,900	526,693
	ConocoPhillips	11,000	504,240
	Devon Energy	8,700	550,188
	Exxon Mobil	6,800	471,580
	Marathon Oil	16,800	535,584
*±	Total	15,327	884,359
†	Transocean	5,300	421,244
			5,552,195
Financials – 5.02%
	Allstate	23,300	599,509
*±	AXA	21,672	406,308
	Bank of New York Mellon	17,500	486,150
	BB&T	21,100	473,062
	Blackstone Group	4,000	43,800
@†	Cardtronics	9,450	30,618
	Comerica	17,400	377,232
	JPMorgan Chase & Co	15,900	586,710
*±	Macquarie Communications
	Infrastructure Group	260,008	507,151
±	Mitsubishi Estate	8,000	132,318
±	Mitsubishi UFJ Financial Group	117,989	748,654
±	Nordea Bank FDR	55,893	449,277
±	Standard Chartered	24,044	492,333
	State Street	11,900	552,755
	SunTrust Banks	28,200	371,394
	Travelers	10,900	443,194
			6,700,465
Health Care – 4.57%
	Abbott Laboratories	9,200	414,552
±	AstraZeneca	10,771	449,355
	Bristol-Myers Squibb	21,100	420,312
	Cardinal Health	12,900	461,175
	Johnson & Johnson	7,900	435,764
	Merck	20,400	562,632
±	Novartis	14,244	569,991
±	Novo Nordisk Class B	10,779	562,037
±	Ono Pharmaceutical	7,700	344,786
	Pfizer	27,800	422,282
	Quest Diagnostics	8,400	438,648
±	Sanofi-Aventis	8,754	558,796
	Wyeth	10,400	466,544
			6,106,874
Health Care REITs – 0.05%
	Nationwide Health Properties	2,800	74,396
			74,396
Industrial REITs – 0.46%
±	Cambridge Industrial Trust	2,167,000	552,040
*±	ING Industrial Fund	307,371	61,805
			613,845
Industrials – 4.91%
*±	Asahi Glass	41,000	301,226
†	BWAY Holding	2,255	32,991
*±	Compagnie de Saint-Gobain	9,524	347,258
±	Deutsche Post	50,790	702,514
*±	Finmeccanica	34,410	486,832
†	Flextronics International	6,400	25,344
	General Electric	25,800	347,784
†	Graphic Packaging Holding	18,081	33,992
	Honeywell International	14,000	464,240
±	Koninklijke Philips Electronics	26,923	509,064
	Northrop Grumman	10,300	490,486
	Pitney Bowes	18,900	432,432
±	Singapore Airlines	45,000	390,287
*±	Teleperformance	20,324	602,277
±†	Tomkins	186,009	429,771

(continues)     3

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
*±	Vallourec	3,212	$405,942
*	Waste Management	20,100	554,559
			6,556,999
Information Technology – 3.87%
±	Canon	12,700	421,330
†	CGI Group Class A	99,428	924,382
†	EMC	52,500	616,875
	Intel	35,400	556,488
	International Business Machines	4,200	446,376
*	Motorola	99,100	600,546
±	Nokia	39,149	600,888
±	Samsung Electronics	1,058	471,919
	Xerox	76,600	520,880
			5,159,684
Malls REITs – 0.32%
*	Simon Property Group	8,086	432,358
			432,358
Materials – 2.36%
†	Agrium	12,100	595,562
	Dow Chemical	34,800	615,264
	duPont (E.I.) deNemours	15,400	438,438
*±	Lafarge	10,018	687,029
±	Linde	5,562	463,698
	Weyerhaeuser	10,300	345,874
			3,145,865
Mortgage REITs – 0.14%
	Annaly Mortgage
	Management	10,600	147,764
	Chimera Investment	12,100	42,229
			189,993
Multifamily REITs – 0.09%
	Camden Property Trust	3,900	117,078
			117,078
Office REITs – 0.51%
	HRPT Properties Trust	42,700	202,825
±	ING UK Real Estate Trust	317,470	153,615
*	Mack-Cali Realty	8,300	205,093
±	Orix REIT	17	75,716
	Parkway Properties	3,500	45,640
			682,889
Shopping Center REITs – 0.45%
	Kimco Realty	16,900	197,561
±	Link REIT	43,500	85,335
±	Macquarie CountryWide Trust	355,587	123,185
	Ramco-Gershenson
	Properties Trust	5,400	48,654
±	Westfield Group	16,989	150,127
			604,862
Telecommunications – 2.38%
	AT&T	17,100	423,909
*	Chunghwa Telecom ADR	35,966	683,713
*±	France Telecom	22,130	539,746
±	Telstra	213,229	534,535
	Verizon Communications	14,500	424,270
±	Vodafone	302,726	569,646
			3,175,819
Utilities – 2.68%
	American Electric Power	14,200	374,028
	Duke Energy	32,600	461,290
	Edison International	14,300	418,132
±	National Grid	83,223	807,166
†	NRG Energy	1,550	34,875
	Progress Energy	13,100	465,181
	Public Service Enterprise Group	15,000	478,050
	Sempra Energy	11,700	534,456
			3,573,178
Total Common Stock
	(cost $82,719,054)		56,851,254

Convertible Preferred Stock – 3.91%
Banking, Finance & Insurance – 0.02%
@	Fannie Mae 8.75%
	exercise price $32.45,
	expiration date 5/13/11	20,000	21,400
			21,400
Health Care & Pharmaceuticals – 2.20%
	Inverness Medical Innovations
	Series B 3.00%
	exercise price $69.32,
	expiration date 12/31/49	6,770	1,439,979
	Mylan 6.50%
	exercise price $17.08,
	expiration date 11/15/10	1,000	1,007,620
	Schering-Plough 6.00%
	exercise price $33.69,
	expiration date 8/13/10	2,250	492,750
			2,940,349
Health Care REITs – 0.48%
	Nationwide Health
	Properties 7.75%
	exercise price $22.25,
	expiration date 12/31/49	5,300	636,000
			636,000
Metals & Mining – 0.18%
	Freeport-McMoRan
	Copper & Gold 6.75%
	exercise price $73.24,
	expiration date 5/1/10	2,900	245,775
			245,775

			Number of	Value
			Shares	(U.S. $)
Convertible Preferred Stock (continued)
Telecommunications – 1.03%
	Crown Castle
	International 6.25%
	exercise price $36.88,
	expiration date 8/15/12		18,000	$878,625
	Lucent Technologies
	Capital Trust I 7.75%
	exercise price $24.80,
	expiration date 3/15/17		1,000	495,250
				1,373,875
Total Convertible Preferred Stock
	(cost $6,157,675)			5,217,399

			Principal
			Amount°
Agency Collateralized Mortgage Obligations – 0.48%
	Fannie Mae
	Series 2001-50 BA
	7.00% 10/25/41	USD	188,093	205,521
	Series 2003-122
	4.50% 2/25/28		124,539	127,683
	Freddie Mac
	Series 2557 WE
	5.00% 1/15/18		60,000	63,590
	Series 3094 US
	6.75% 9/15/34		111,956	110,188
	Series 3131 MC
	5.50% 4/15/33		40,000	42,407
	Series 3173 PE
	6.00% 4/15/35		65,000	69,174
	Series 3337 PB
	5.50% 7/15/30		25,000	25,915
Total Agency Collateralized
	Mortgage Obligations
	(cost $607,262)			644,478

Agency Mortgage-Backed Securities – 3.82%
•	Fannie Mae ARM
	5.134% 11/1/35		34,455	35,714
	5.148% 3/1/38		79,390	82,256
	5.398% 4/1/36		42,347	44,196
	6.028% 10/1/36		48,650	50,980
	6.089% 10/1/36		32,184	33,778
	6.311% 4/1/36		179,683	187,040
	Fannie Mae S.F. 15 yr
	5.50% 1/1/23		92,096	96,217
	Fannie Mae S.F. 30 yr
	5.00% 12/1/36		255,870	262,588
	5.00% 12/1/37		32,830	33,656
	5.00% 2/1/38		26,028	26,682
	6.50% 6/1/36		58,223	62,115
	6.50% 10/1/36		47,911	51,114
	6.50% 3/1/37		43,711	46,633
	6.50% 7/1/37		984,411	1,050,155
	6.50% 8/1/37		62,184	66,338
	6.50% 11/1/37		40,628	43,341
	6.50% 12/1/37		60,634	64,684
	Freddie Mac 6.00% 1/1/17		109,310	113,728
•	Freddie Mac ARM
	5.679% 7/1/36		30,014	31,389
	5.816% 10/1/36		81,840	85,176
	Freddie Mac S.F. 15 yr
	5.00% 6/1/18		29,083	30,205
	5.00% 12/1/22		193,591	200,722
	Freddie Mac S.F. 30 yr
	5.00% 1/1/34		1,239,385	1,272,563
	7.00% 11/1/33		74,641	80,558
	9.00% 9/1/30		83,739	93,310
	Freddie Mac S.F. 30 yr TBA
	4.00% 6/1/39		70,000	68,677
	5.00% 6/1/39		50,000	51,141
	GNMA I S.F. 30 yr
	7.50% 12/15/23		140,022	152,552
	7.50% 1/15/32		106,417	116,272
	9.50% 9/15/17		85,090	93,328
	12.00% 5/15/15		77,183	87,522
	GNMA II S.F. 30 yr
	6.00% 11/20/28		129,502	135,907
	6.50% 2/20/30		228,726	245,954
Total Agency Mortgage-Backed
	Securities (cost $4,850,331)			5,096,491

Agency Obligations – 1.95%
	Fannie Mae 5.00% 2/13/17		595,000	646,316
	Federal Home Loan Bank
	3.625% 10/18/13		50,000	51,962
	4.875% 5/17/17		960,000	1,029,578
*	Freddie Mac
	4.125% 12/21/12		810,000	866,546
Total Agency Obligations
	(cost $2,472,033)			2,594,402

Commercial Mortgage-Backed Securities – 1.17%
#	American Tower Trust 144A
	Series 2007-1A AFX
	5.42% 4/15/37		75,000	66,750
	Series 2007-1A D
	5.957% 4/15/37		25,000	20,625
•	Bank of America Commercial
	Mortgage Securities
	Series 2004-3 A5
	5.375% 6/10/39		60,000	54,937
	Series 2005-6 AM
	5.179% 9/10/47		25,000	15,707
	Series 2007-3 A4
	5.658% 6/10/49		30,000	21,901
	Series 2007-4 AM
	5.812% 2/10/51		40,000	20,492

(continues)     5

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal	Value
		Amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial
Mortgage Securities
•Series 2005-PW10 A4
5.405% 12/11/40	USD	35,000	$31,715
•Series 2006-PW12 A4
5.72% 9/11/38		25,000	21,673
Series 2007-PW15 A4
5.331% 2/11/44		75,000	58,706
•Series 2007-T28 A4
5.742% 9/11/42		65,000	52,745
• Credit Suisse First Boston
Mortgage Securities
Series 2005-C6 A4
5.23% 12/15/40		150,000	130,906
Goldman Sachs Mortgage
Securities II
•Series 2004-GG2 A6
5.396% 8/10/38		60,000	52,721
Series 2005-GG4 A4A
4.751% 7/10/39		55,000	46,947
•Series 2006-GG6 A4
5.553% 4/10/38		60,000	49,895
•Series 2007-GG10 A4
5.799% 8/10/45		70,000	53,532
• Greenwich Capital
Commercial Funding
Series 2004-GG1 A7
5.317% 6/10/36		25,000	22,928
• JPMorgan Chase Commercial
Mortgage Securities
Series 2005-LDP5 A4
5.179% 12/15/44		80,000	70,597
• Merrill Lynch/Countrywide
Commercial
Mortgage Trust
Series 2007-7 A4
5.749% 6/12/50		150,000	106,059
Morgan Stanley Capital I
Series 2005-IQ9 A4
4.66% 7/15/56		350,000	325,314
•Series 2006-HQ9 A4
5.731% 7/12/44		175,000	153,837
•Series 2007-IQ14 A4
5.692% 4/15/49		150,000	108,752
•Series 2007-T27 A4
5.65% 6/11/42		90,000	75,169
Total Commercial Mortgage-Backed
Securities (cost $1,682,804)			1,561,908

Convertible Bonds – 9.66%
Aerospace & Defense – 0.21%
L-3 Communications
Holdings 3.00%
exercise price $101.13,
expiration date 8/1/35		290,000	286,375
			286,375
Banking, Finance & Insurance – 0.64%
National City 4.00%
exercise price $482.51,
expiration date 2/1/11		895,000	855,844
			855,844
Basic Industry – 1.24%
Rayonier TRS
Holdings 3.75%
exercise price $54.82,
expiration date 10/15/12		1,250,000	1,248,438
# Sino-Forest 144A 5.00%
exercise price $20.29,
expiration date 8/1/13		500,000	412,500
			1,660,938
Cable, Media & Publishing – 0.53%
General Cable 0.875%
exercise price $50.36,
expiration date 11/14/13		750,000	702,188
			702,188
Computers & Technology – 1.40%
Advanced Micro Devices 6.00%
exercise price $28.08,
expiration date 5/1/15		775,000	375,875
Euronet Worldwide 3.50%
exercise price $40.48,
expiration date 10/15/25		900,000	753,750
Linear Technology 3.125%
exercise price $47.33,
expiration date 5/1/27		750,000	735,938
			1,865,563
Electronics & Electrical Equipment – 0.10%
Flextronics International 1.00%
exercise price $15.53,
expiration date 8/1/10		140,000	131,950
			131,950
Energy – 0.33%
Chesapeake Energy 2.25%
exercise price $85.89,
expiration date 12/15/38		750,000	438,750
			438,750
Health Care & Pharmaceuticals – 0.75%
Hologic 2.00%
exercise price $38.59,
expiration date 12/15/37		910,000	637,000
Medtronic 1.625%
exercise price $55.41,
expiration date 4/15/13		400,000	369,000
			1,006,000
Industrials – 0.16%
Allied Waste Industries 4.25%
exercise price $45.40,
expiration date 4/15/34		222,000	216,450
			216,450

			Principal	Value
			Amount°	(U.S. $)
Convertible Bonds (continued)
Leisure, Lodging & Entertainment – 0.23%
#	International Game
	Technology 144A 3.25%
	exercise price $19.97,
	expiration date 5/1/14	USD	275,000	$308,688
				308,688
Real Estate – 1.71%
#	Digital Realty Trust 144A 5.50%
	exercise price $43.00,
	expiration date 4/15/29		380,000	373,046
#	Host Hotels & Resorts
	144A 3.25%
	exercise price $16.00,
	expiration date 3/15/24		1,100,000	1,080,749
	ProLogis 2.25%
	exercise price $75.98,
	expiration date 4/1/37		230,000	179,975
	Vornado Realty Trust 2.85%
	exercise price $159.04,
	expiration date 3/15/27		750,000	645,000
				2,278,770
Telecommunications – 1.89%
#	Alaska Communications
	System 144A 5.75%
	exercise price $12.90,
	expiration date 3/1/13		1,000,000	725,000
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		1,100,000	827,749
#	SBA Communications 144A
	4.00% exercise price $30.38,
	expiration date 10/1/14		285,000	291,056
#	Virgin Media 144A 6.50%
	exercise price $19.22,
	expiration date 11/15/16		865,000	673,619
				2,517,424
Transportation – 0.47%
	Bristow Group 3.00%
	exercise price $77.34,
	expiration date 6/15/38		875,000	630,000
				630,000
Total Convertible Bonds
	(cost $12,918,744)			12,898,940

Corporate Bonds – 40.22%
Banking – 2.14%
•	BAC Capital Trust XIV
	5.63% 12/31/49		205,000	94,575
	Bank of America
	5.125% 11/15/14		100,000	94,429
	6.10% 6/15/17		250,000	219,809
	7.375% 5/15/14		75,000	79,013
	Barclays Bank
	6.75% 5/22/19		100,000	99,326
	BB&T
	4.90% 6/30/17		40,000	34,655
	*5.25% 11/1/19		70,000	61,082
	6.85% 4/30/19		90,000	90,711
	BB&T Capital Trust I
	5.85% 8/18/35		30,000	21,160
	BB&T Capital Trust II
	6.75% 6/7/36		35,000	25,365
	Capital One Financial
	6.15% 9/1/16		50,000	42,086
	7.375% 5/23/14		65,000	67,042
	Credit Suisse/New York
	5.50% 5/1/14		100,000	101,108
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		120,000	101,746
•	Kazkommerts Finance
	8.625% 7/27/16		1,000,000	362,712
	PNC Funding
	5.25% 11/15/15		100,000	87,366
	5.625% 2/1/17		60,000	52,267
@	Popular North America
	Capital Trust I
	6.564% 9/15/34		130,000	43,191
•#	Rabobank Nederland 144A
	11.00% 12/29/49		180,000	189,000
#	Royal Bank of Scotland 144A
	2.625% 5/11/12		130,000	131,452
	U.S. Bank North America
	4.80% 4/15/15		35,000	33,918
•	USB Capital IX
	6.189% 4/15/49		245,000	159,924
	Wachovia 5.75% 6/15/17		15,000	14,361
*	Wells Fargo
	5.625% 12/11/17		55,000	52,434
•	Wells Fargo Capital XIII
	7.70% 12/29/49		495,000	386,396
	Zions Bancorporation
	5.50% 11/16/15		80,000	54,689
	6.00% 9/15/15		215,000	150,838
				2,850,655
Basic Industry – 4.91%
	Arcelormittal
	6.125% 6/1/18		120,000	102,113
	9.85% 6/1/19		30,000	30,858
	California Steel Industries
	6.125% 3/15/14		135,000	110,363
	Domtar
	7.125% 8/15/15		80,000	66,800
	7.875% 10/15/11		33,000	29,576
	Dow Chemical
	8.55% 5/15/19		80,000	80,125
@#	Evraz Group 144A
	8.25% 11/10/15		1,000,000	727,500
	9.50% 4/24/18		280,000	204,400

(continues)     7

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Freeport McMoRan Copper & Gold
	8.25% 4/1/15	USD	195,000	$195,223
	8.375% 4/1/17		85,000	84,482
	Georgia-Pacific
	7.70% 6/15/15		75,000	70,313
	8.875% 5/15/31		148,000	126,540
	Huntsman International
	7.375% 1/1/15		55,000	37,194
	*7.875% 11/15/14		110,000	75,900
	Innophos 8.875% 8/15/14		230,000	207,575
@#	Innophos Holding 144A
	9.50% 4/15/12		115,000	96,025
	Lubrizol 8.875% 2/1/19		60,000	66,261
#	MacDermid 144A
	9.50% 4/15/17		280,000	172,200
#	Nalco 144A 8.25% 5/15/17		40,000	40,400
	NewPage 10.00% 5/1/12		90,000	50,850
	Noranda Aluminium
	Acquisition PIK
	5.413% 5/15/15		170,000	90,950
	Norske Skog Canada
	8.625% 6/15/11		210,000	123,375
@#	Norske Skogindustrier 144A
	7.125% 10/15/33		150,000	72,750
	PolyOne 8.875% 5/1/12		15,000	10,163
	Reliance Steel & Aluminum
	6.85% 11/15/36		59,000	33,825
	Rock-Tenn 9.25% 3/15/16		135,000	137,700
	Rockwood Specialties Group
	7.50% 11/15/14		165,000	157,575
#	Ryerson 144A
	•8.403% 11/1/14		115,000	63,969
	12.00% 11/1/15		65,000	44,200
@#	Sappi Papier Holding 144A
	6.75% 6/15/12		165,000	102,762
	Southern Copper
	7.50% 7/27/35		1,000,000	835,768
@#	Steel Capital 144A
	9.75% 7/29/13		1,100,000	901,999
#	Steel Dynamics 144A
	8.25% 4/15/16		190,000	162,925
#	Teck Resources 144A
	10.25% 5/15/16		60,000	60,825
	10.75% 5/15/19		115,000	118,486
@	Vale Overseas
	6.875% 11/21/36		979,000	887,425
#	Vedanta Resources 144A
	9.50% 7/18/18		205,000	179,375
				6,558,770
Brokerage – 1.48%
	Citigroup
	5.00% 9/15/14		165,000	143,625
	6.125% 5/15/18		45,000	40,213
	6.125% 8/25/36		100,000	74,235
	6.50% 8/19/13		95,000	94,228
	Goldman Sachs Group
	5.95% 1/18/18		70,000	66,858
	6.15% 4/1/18		100,000	96,699
	6.75% 10/1/37		20,000	16,814
	7.50% 2/15/19		50,000	52,703
	Jefferies Group
	6.45% 6/8/27		65,000	41,179
	JPMorgan Chase & Co
	6.30% 4/23/19		130,000	129,573
	LaBranche & Co
	11.00% 5/15/12		180,000	166,050
	Lazard Group
	6.85% 6/15/17		50,000	43,312
	7.125% 5/15/15		9,000	7,862
	Morgan Stanley
	5.30% 3/1/13		110,000	110,409
	5.375% 10/15/15		100,000	94,719
#	Morgan Stanley 144A
	10.09% 5/3/17	BRL	2,000,000	803,355
				1,981,834
Capital Goods – 2.24%
	Associated Materials
	9.75% 4/15/12	USD	145,000	123,250
	Building Materials
	7.75% 8/1/14		155,000	136,400
#	BWAY 144A
	10.00% 4/15/14		315,000	316,181
	Celestica
	7.625% 7/1/13		155,000	151,900
	7.875% 7/1/11		70,000	70,525
	Crown Americas
	7.625% 11/15/13		125,000	122,500
	Flextronics International
	6.25% 11/15/14		85,000	76,500
	Graham Packaging
	9.875% 10/15/14		305,000	272,975
	Graphic Packaging
	International
	8.50% 8/15/11		30,000	29,850
	*9.50% 8/15/13		325,000	305,500
	L-3 Communications
	6.125% 7/15/13		130,000	121,225
#	Moog 144A 7.25% 6/15/18		135,000	127,575
	Owens-Brockway
	Glass Container
	6.75% 12/1/14		100,000	95,250
#	Plastipak Holdings 144A
	8.50% 12/15/15		70,000	60,200
	Pregis 12.375% 10/15/13		30,000	19,200
*	RBS Global/Rexnord
	11.75% 8/1/16		165,000	104,775
*	Sally Holdings
	10.50% 11/15/16		225,000	226,688
	Solo Cup 8.50% 2/15/14		100,000	80,500
	Thermadyne Holdings
	10.00% 2/1/14		195,000	129,675

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
	Tyco International Finance
	8.50% 1/15/19	USD	80,000	$88,452
@‡	Vitro 11.75% 11/1/13		1,000,000	336,250
				2,995,371
Consumer Cyclical – 3.89%
	Beazer Homes USA
	8.625% 5/15/11		60,000	38,850
	CVS Caremark
	4.875% 9/15/14		45,000	45,839
	5.75% 6/1/17		53,000	53,017
	Dave & Buster’s
	11.25% 3/15/14		15,000	12,675
	Denny’s Holdings
	10.00% 10/1/12		75,000	72,750
*	Dollar General
	10.625% 7/15/15		160,000	170,000
	DR Horton
	6.00% 4/15/11		145,000	140,288
	7.875% 8/15/11		135,000	135,000
	Ford Motor Credit
	•3.889% 1/13/12		135,000	106,819
	7.25% 10/25/11		60,000	51,805
	7.375% 10/28/09		95,000	92,666
	7.80% 6/1/12		295,000	252,072
	8.00% 6/1/14		145,000	117,748
	9.875% 8/10/11		185,000	168,968
#	GMAC 144A
	6.00% 12/15/11		135,000	117,516
	6.625% 5/15/12		110,000	95,211
	6.875% 9/15/11		305,000	273,112
	6.875% 8/28/12		183,000	158,405
	Goodyear Tire & Rubber
	*9.00% 7/1/15		205,000	196,800
	10.50% 5/15/16		60,000	60,000
#	Invista 144A
	9.25% 5/1/12		175,000	164,500
	Kohl’s
	6.25% 12/15/17		15,000	15,302
	6.875% 12/15/37		35,000	32,228
#	Landry’s Restaurants 144A
	14.00% 8/15/11		100,000	93,500
	Levi Strauss 9.75% 1/15/15		196,000	190,120
	Limited Brands
	6.90% 7/15/17		115,000	97,778
	M/I Homes 6.875% 4/1/12		90,000	72,450
	Macy’s Retail Holdings
	8.875% 7/15/15		195,000	188,095
	10.625% 11/1/10		65,000	66,562
	Meritage Homes
	6.25% 3/15/15		35,000	26,513
	7.00% 5/1/14		145,000	113,825
	Mobile Mini 6.875% 5/1/15		125,000	102,813
	Mohawk Industries
	6.625% 1/15/16		115,000	99,409
	New Albertson’s
	7.25% 5/1/13		65,000	62,725
	Nordstrom 6.75% 6/1/14		50,000	50,382
	Ryland Group
	6.875% 6/15/13		155,000	148,800
	8.40% 5/15/17		140,000	136,500
#	Sealy Mattress 144A
	10.875% 4/15/16		55,000	56,650
	Target
	4.00% 6/15/13		60,000	59,878
	7.00% 1/15/38		610,000	640,736
	Toll 8.25% 12/1/11		41,000	41,205
	Toys R US 7.625% 8/1/11		100,000	76,500
#	TRW Automotive 144A
	*7.00% 3/15/14		100,000	74,000
	7.25% 3/15/17		100,000	70,500
	VF 6.45% 11/1/37		35,000	30,684
	Wal-Mart Stores
	3.20% 5/15/14		30,000	30,092
	6.50% 8/15/37		15,000	16,152
	Yum Brands 6.875% 11/15/37		85,000	75,838
				5,193,278
Consumer Non-Cyclical – 2.94%
	Alliance One International
	8.50% 5/15/12		35,000	32,725
	11.00% 5/15/12		50,000	50,625
@#	AmBev International Finance
	144A 9.50% 7/24/17	BRL	1,189,000	544,096
	Amgen
	5.70% 2/1/19	USD	5,000	5,163
	6.375% 6/1/37		15,000	15,316
	6.90% 6/1/38		75,000	81,757
#	Anheuser-Busch InBev
	Worldwide 144A
	7.75% 1/15/19		70,000	75,424
	8.20% 1/15/39		100,000	106,952
	Beckman Coulter
	6.00% 6/1/15		15,000	15,068
	7.00% 6/1/19		15,000	15,383
	ConAgra Foods
	5.875% 4/15/14		120,000	125,664
*	Constellation Brands
	8.125% 1/15/12		160,000	160,000
	Cornell 10.75% 7/1/12		60,000	59,400
	Cott Beverages USA
	8.00% 12/15/11		140,000	121,100
	Del Monte 6.75% 2/15/15		30,000	28,575
	Delhaize America
	9.00% 4/15/31		110,000	121,196
	Delhaize Group
	5.875% 2/1/14		10,000	10,072
	6.50% 6/15/17		30,000	29,458

(continues)     9

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Dole Food 144A
	13.875% 3/15/14	USD	140,000	$150,500
	DR Pepper Snapple Group
	6.12% 5/1/13		15,000	15,348
#	Ingles Markets 144A
	8.875% 5/15/17		115,000	113,706
	Iron Mountain
	6.625% 1/1/16		85,000	79,050
	8.00% 6/15/20		155,000	144,150
*	Jarden 7.50% 5/1/17		65,000	56,550
#	JBS USA Finance 144A
	11.625% 5/1/14		170,000	164,050
	Johnsondiversey Holding
	10.67% 5/15/13		160,000	126,400
	Kellogg 4.45% 5/30/16		20,000	19,862
	Kroger
	6.80% 12/15/18		15,000	15,923
	7.50% 1/15/14		60,000	67,278
	LVB Acquisition
	10.00% 10/15/17		170,000	174,675
	11.625% 10/15/17		40,000	39,600
	Mckesson
	5.70% 3/1/17		5,000	4,850
	7.50% 2/15/19		100,000	110,548
	Medco Health Solutions
	7.125% 3/15/18		50,000	49,928
	National Beef Packing
	10.50% 8/1/11		145,000	145,000
	Pfizer 7.20% 3/15/39		60,000	68,056
	Schering-Plough
	6.55% 9/15/37		10,000	10,184
	Smithfield Foods
	7.75% 5/15/13		165,000	125,400
	Supervalu 8.00% 5/1/16		30,000	29,550
	Tenet Healthcare
	7.375% 2/1/13		195,000	188,663
#	Tyson Foods 144A
	10.50% 3/1/14		105,000	111,825
	Visant Holding
	8.75% 12/1/13		180,000	175,050
	Wyeth 5.50% 2/1/14		125,000	133,854
				3,917,974
Energy – 5.42%
	AmeriGas Partners
	7.125% 5/20/16		95,000	88,469
	Anadarko Petroleum
	8.70% 3/15/19		60,000	66,922
	Berry Petroleum
	10.25% 6/1/14		60,000	59,175
	Chesapeake Energy
	6.375% 6/15/15		170,000	146,625
	7.00% 8/15/14		40,000	36,500
	9.50% 2/15/15		140,000	138,950
	Complete Production Service
	8.00% 12/15/16		130,000	105,950
	ConocoPhillips
	4.60% 1/15/15		40,000	40,923
	6.00% 1/15/20		25,000	26,001
#	Copano Energy 144A
	7.75% 6/1/18		125,000	111,250
	Denbury Resources
	9.75% 3/1/16		100,000	102,500
	Dynergy Holdings
	7.75% 6/1/19		270,000	197,775
	El Paso
	6.875% 6/15/14		145,000	138,049
	7.00% 6/15/17		205,000	193,036
	7.25% 6/1/18		15,000	13,891
	8.25% 2/15/16		25,000	24,938
	Enbridge Energy Partners
	9.875% 3/1/19		40,000	44,965
	Energy Transfer Partners
	9.70% 3/15/19		35,000	40,769
	Enterprise Products
	Operating
	5.00% 3/1/15		25,000	23,027
	6.30% 9/15/17		30,000	28,884
	6.875% 3/1/33		65,000	58,502
	EOG Resources
	5.625% 6/1/19		30,000	30,768
	Forest Oil 7.25% 6/15/19		90,000	77,850
	Geophysique-Veritas
	7.75% 5/15/17		175,000	154,875
#	Gulfstream Natural
	Gas System 144A
	6.95% 6/1/16		30,000	30,725
	Halliburton 7.45% 9/15/39		35,000	38,210
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16		235,000	195,050
#	Hilcorp Energy I 144A
	7.75% 11/1/15		220,000	190,300
	Husky Energy
	7.25% 12/15/19		45,000	47,048
	International Coal Group
	10.25% 7/15/14		180,000	125,100
	Key Energy Services
	8.375% 12/1/14		250,000	221,250
	Kinder Morgan Energy
	Partners
	6.85% 2/15/20		50,000	49,836
	9.00% 2/1/19		10,000	11,296
	Lukoil International Finance B
	6.356% 6/7/17		1,000,000	835,000
	Mariner Energy
	8.00% 5/15/17		270,000	214,650

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Markwest Energy
	Partners/Finance
	8.75% 4/15/18	USD	125,000	$104,375
	Massey Energy
	6.875% 12/15/13		310,000	275,900
	Noble Energy 8.25% 3/1/19		80,000	87,288
	OPTI Canada
	7.875% 12/15/14		165,000	112,200
#	PetroHawk Energy 144A
	7.875% 6/1/15		225,000	209,813
@	Petroleum Development
	12.00% 2/15/18		145,000	108,750
	Plains All American Pipeline
	6.50% 5/1/18		70,000	67,725
	8.75% 5/1/19		45,000	49,890
	Plains Exploration
	& Production
	7.00% 3/15/17		75,000	65,625
	Range Resources
	7.25% 5/1/18		130,000	122,363
	Regency Energy Partners
	8.375% 12/15/13		85,000	81,175
#	SandRidge Energy 144A
	9.875% 5/15/16		80,000	76,600
	StatoilHydro 5.25% 4/15/19		40,000	40,483
	Talisman Energy
	7.75% 6/1/19		40,000	42,008
	TNK-BP Finance
	7.875% 3/13/18		2,000,000	1,665,000
	Weatherford International
	5.95% 6/15/12		25,000	24,658
	6.80% 6/15/37		20,000	16,726
	7.00% 3/15/38		45,000	37,962
	9.875% 3/1/39		5,000	5,617
	Whiting Petroleum
	7.25% 5/1/13		145,000	133,400
				7,236,617
Finance & Investments – 1.68%
@	Cardtronics 9.25% 8/15/13		270,000	238,950
	CIT Group
	4.75% 12/15/10		40,000	34,042
	5.40% 1/30/16		45,000	29,677
	5.65% 2/13/17		185,000	122,547
	5.85% 9/15/16		350,000	231,312
#	CIT Group 144A
	12.00% 12/18/18		165,000	90,692
	General Electric Capital
	5.875% 1/14/38		135,000	109,630
	6.875% 1/10/39		105,000	96,822
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		50,000	19,750
	Inergy Finance
	6.875% 12/15/14		155,000	142,600
	International Lease Finance
	5.25% 1/10/13		60,000	46,748
	5.35% 3/1/12		65,000	48,962
	5.55% 9/5/12		90,000	71,009
	5.875% 5/1/13		30,000	23,342
	5.625% 9/20/13		100,000	78,018
	6.625% 11/15/13		50,000	38,175
•#	Liberty Mutual Group 144A
	10.75% 6/15/58		240,000	149,016
	MetLife
	6.40% 12/15/36		360,000	256,266
	6.75% 6/1/16		55,000	56,045
	6.817% 8/15/18		15,000	15,122
•#	Metlife Capital Trust X 144A
	9.25% 4/8/38		125,000	106,486
@Õ	Montpelier Re Holdings
	6.125% 8/15/13		15,000	10,968
@#	Nuveen Investments 144A
	10.50% 11/15/15		340,000	183,600
	SLM 8.45% 6/15/18		70,000	48,016
				2,247,795
Media – 2.25%
‡#	Charter Communications
	Operating 144A
	*10.00% 4/30/12		45,000	43,425
	*10.375% 4/30/14		95,000	90,725
	10.875% 9/15/14		460,000	476,100
	Comcast
	4.95% 6/15/16		25,000	23,937
	5.85% 11/15/15		31,000	31,177
	6.30% 11/15/17		10,000	10,268
	6.50% 1/15/15		31,000	32,112
#	COX Communications 144A
	6.25% 6/1/18		100,000	96,376
	8.375% 3/1/39		25,000	26,332
	DirecTV Holdings
	7.625% 5/15/16		115,000	111,838
	Echostar DBS
	7.125% 2/1/16		235,000	217,375
@	Grupo Televisa
	8.49% 5/11/37	MXN	10,000,000	576,287
	Interpublic Group
	6.25% 11/15/14	USD	110,000	94,325
	Lamar Media
	*6.625% 8/15/15		105,000	89,775
	6.625% 8/15/15		140,000	114,800
	Mediacom Capital
	9.50% 1/15/13		105,000	100,800
	Nielsen Finance
	10.00% 8/1/14		110,000	105,325
#	Nielsen Finance 144A
	11.625% 2/1/14		50,000	49,750
	Quebecor Media
	7.75% 3/15/16		100,000	89,250

(continues)     11

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Media (continued)
#	Rainbow National
	Services 144A
	10.375% 9/1/14	USD	65,000	$67,356
	Time Warner Cable
	6.75% 7/1/18		40,000	41,389
	7.50% 4/1/14		110,000	119,433
#	UPC Holding 144A
	9.875% 4/15/18		100,000	97,000
	Videotron 6.375% 12/15/15		95,000	86,450
#	Videotron 144A
	9.125% 4/15/18		120,000	124,800
#	Vivendi 144A
	6.625% 4/4/18		95,000	89,035
				3,005,440
Real Estate – 0.09%
	Regency Centers
	5.875% 6/15/17		35,000	25,505
	Ventas Realty 6.50% 6/1/16		105,000	96,075
				121,580
Services Cyclical – 2.32%
*	ARMARK 8.50% 2/1/15		280,000	268,449
#	Ashtead Capital 144A
	9.00% 8/15/16		100,000	74,500
	Corrections Corporation
	of America
	6.25% 3/15/13		115,000	109,538
	CSX
	6.25% 3/15/18		35,000	33,638
	7.375% 2/1/19		15,000	15,553
	7.45% 4/1/38		65,000	63,082
	7.90% 5/1/17		15,000	15,887
	Delta Air Lines
	7.92% 11/18/10		25,000	22,000
#	Erac USA Finance 144A
	6.375% 10/15/17		115,000	96,738
@#	Galaxy Entertainment
	Finance 144A
	9.875% 12/15/12		205,000	171,175
	Gaylord Entertainment
	6.75% 11/15/14		80,000	61,200
	8.00% 11/15/13		180,000	149,175
	Global Cash Access
	8.75% 3/15/12		185,000	182,225
#	Harrah‘s Operating Escrow
	144A 11.25% 6/1/17		194,000	189,150
	Hertz
	8.875% 1/1/14		150,000	137,250
	*10.50% 1/1/16		85,000	74,375
	Kansas City Southern
	de Mexico
	9.375% 5/1/12		150,000	135,375
	Lender Process Services
	8.125% 7/1/16		105,000	103,950
*#	MGM MIRAGE 144A
	10.375% 5/15/14		60,000	62,100
	11.125% 11/15/17		80,000	84,200
	13.00% 11/15/13		225,000	246,937
	Pinnacle Entertainment
	7.50% 6/15/15		115,000	96,600
	8.75% 10/1/13		150,000	148,500
@#	Pokagon Gaming
	Authority 144A
	10.375% 6/15/14		210,000	203,700
	RSC Equipment Rental
	9.50% 12/1/14		155,000	121,675
@#	Seminole Indian Tribe of
	Florida 144A
	7.804% 10/1/20		160,000	134,027
	8.03% 10/1/20		55,000	44,653
#	Shingle Springs Tribal
	Gaming Authority 144A
	9.375% 6/15/15		80,000	46,800
				3,092,452
Services Non-Cyclical – 2.67%
	Alliance Imaging
	7.25% 12/15/12		120,000	118,200
	Allied Waste North America
	6.875% 6/1/17		10,000	9,665
	7.125% 5/15/16		25,000	24,470
	Bausch & Lomb
	9.875% 11/1/15		205,000	188,088
	Browning-Ferris Industries
	7.40% 9/15/35		125,000	115,680
	Casella Waste Systems
	9.75% 2/1/13		315,000	263,025
*	Community Health Systems
	8.875% 7/15/15		350,000	347,813
	Covidien International Finance
	6.00% 10/15/17		9,000	9,513
	6.55% 10/15/37		105,000	108,624
	Elan Finance
	7.75% 11/15/11		50,000	45,250
	8.875% 12/1/13		150,000	129,750
	HCA
	6.50% 2/15/16		250,000	192,500
	9.25% 11/15/16		525,000	517,124
•	HealthSouth
	8.323% 6/15/14		250,000	231,250
	Hospira 6.40% 5/15/15		65,000	66,144
	Inverness Medical
	Innovations
	9.00% 5/15/16		80,000	77,000
*	Psychiatric Solutions
	7.75% 7/15/15		140,000	126,700
#	Psychiatric Solutions 144A
	7.75% 7/15/15		60,000	53,700

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Services Non-Cyclical (continued)
	Quest Diagnostics
	5.45% 11/1/15	USD	120,000	$110,641
	6.40% 7/1/17		10,000	9,607
	Select Medical
	7.625% 2/1/15		345,000	274,275
	UnitedHealth Group
	5.50% 11/15/12		80,000	81,930
	5.80% 3/15/36		50,000	37,684
	Universal Hospital Services PIK
	8.50% 6/1/15		120,000	115,800
	US Oncology 9.00% 8/15/12		100,000	100,500
	US Oncology Holdings
	6.904% 3/15/12		75,000	51,375
	Waste Management
	7.10% 8/1/26		35,000	31,461
	7.375% 8/1/10		10,000	10,481
	7.375% 3/11/19		5,000	5,143
	WellPoint
	5.00% 1/15/11		60,000	61,357
	5.85% 1/15/36		50,000	38,423
	5.95% 12/15/34		10,000	8,052
				3,561,225
Technology & Electronics – 0.71%
	Amkor Technologies
	7.75% 5/15/13		90,000	80,888
	Anixter 10.00% 3/15/14		75,000	74,625
	Avago Technologies Finance
	10.125% 12/1/13		115,000	111,119
	Cisco Systems
	5.90% 2/15/39		55,000	53,457
	National Semiconductor
	6.60% 6/15/17		80,000	67,740
	Oracle 6.50% 4/15/38		25,000	26,330
	Sanmina-SCI 8.125% 3/1/16		161,000	90,965
	Sungard Data Systems
	9.125% 8/15/13		166,000	160,605
	10.25% 8/15/15		250,000	228,124
	Xerox 8.25% 5/15/14		50,000	50,799
				944,652
Telecommunications – 5.58%
	AT&T Wireless
	8.125% 5/1/12		125,000	139,103
	Cincinnati Bell
	7.00% 2/15/15		155,000	142,988
	Citizens Communications
	6.25% 1/15/13		90,000	84,713
	7.125% 3/15/19		225,000	199,688
	Cricket Communications
	9.375% 11/1/14		205,000	205,000
#	Cricket Communications
	144A 7.75% 5/15/16		90,000	87,413
	Crown Castle International
	9.00% 1/15/15		85,000	86,275
#	CSC Holdings 144A
	8.50% 4/15/14		13,000	13,000
	8.50% 6/15/15		210,000	207,900
	Deutsche Telekom
	International Finance
	5.25% 7/22/13		45,000	46,168
*#	Digicel 144A 9.25% 9/1/12		100,000	96,000
#	Digicel Group 144A
	8.875% 1/15/15		1,100,000	885,499
#	DigitalGlobe 144A
	10.50% 5/1/14		90,000	92,925
#	Expedia 144A 8.50% 7/1/16		110,000	105,050
	Frontier Communications
	8.25% 5/1/14		75,000	73,688
	GCI 7.25% 2/15/14		85,000	77,456
	Hughes Network Systems
	9.50% 4/15/14		260,000	252,199
	Inmarsat Finance
	10.375% 11/15/12		235,000	243,813
	Intelsat Jackson Holdings
	11.25% 6/15/16		365,000	375,949
#	Intelsat Subsidiary Holding
	144A 8.875% 1/15/15		70,000	69,300
	Lucent Technologies
	6.45% 3/15/29		200,000	115,000
	MetroPCS Wireless
	9.25% 11/1/14		268,000	270,344
	Nextel Communications
	7.375% 8/1/15		255,000	203,363
#	Nordic Telephone
	Holdings 144A
	8.875% 5/1/16		185,000	185,925
#	Qwest 144A 8.375% 5/1/16		130,000	128,375
	Qwest Communications
	International
	7.50% 2/15/14		85,000	78,625
	Rogers Communications
	6.80% 8/15/18		35,000	37,433
	Sprint Nextel 6.00% 12/1/16		560,000	457,799
	Telecom Italia Capital
	4.00% 1/15/10		30,000	30,061
	4.95% 9/30/14		75,000	71,276
	5.25% 10/1/15		30,000	27,505
	6.20% 7/18/11		45,000	46,478
#	Telesat Canada 144A
	11.00% 11/1/15		120,000	117,000
	12.50% 11/1/17		140,000	123,900
	Time Warner Telecom
	Holdings
	9.25% 2/15/14		185,000	186,388
	Verizon Communications
	6.10% 4/15/18		10,000	10,422
	6.35% 4/1/19		67,000	70,535
#	Verizon Wireless 144A
	5.55% 2/1/14		105,000	111,152
@#	Vimpelcom 144A
	9.125% 4/30/18		1,255,000	1,051,062

(continues)     13

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Virgin Media Finance
8.75% 4/15/14	USD	145,000	$140,650
Vodafone Group
5.00% 9/15/15		20,000	20,061
5.375% 1/30/15		145,000	147,619
# Wind Acquisition Finance
144A 10.75% 12/1/15		150,000	158,250
Windstream 8.125% 8/1/13		170,000	168,088
			7,441,438
Utilities – 1.90%
AES
7.75% 3/1/14		105,000	100,538
8.00% 10/15/17		30,000	28,050
# AES 144A 8.00% 6/1/20		155,000	137,175
Ameren 8.875% 5/15/14		15,000	15,525
Columbus Southern Power
6.05% 5/1/18		20,000	19,606
Commonwealth Edison
5.90% 3/15/36		20,000	17,555
6.15% 9/15/17		40,000	40,664
Edison Mission Energy
*7.00% 5/15/17		10,000	7,300
7.50% 6/15/13		80,000	67,800
Elwood Energy
8.159% 7/5/26		171,700	140,339
Illinois Power
6.125% 11/15/17		85,000	81,924
9.75% 11/15/18		15,000	16,672
Indiana Michigan Power
7.00% 3/15/19		25,000	25,998
Jersey Central Power & Light
7.35% 2/1/19		80,000	84,273
Korea Southern Power
5.375% 4/18/13		630,000	604,650
Mirant Americas Generation
8.50% 10/1/21		215,000	179,524
w Mirant Mid Atlantic Pass
Through Trust A
8.625% 6/30/12		100,783	98,767
NRG Energy
7.375% 2/1/16		265,000	250,093
7.375% 1/15/17		65,000	61,263
Orion Power Holdings
12.00% 5/1/10		205,000	212,687
Peco Energy
5.00% 10/1/14		35,000	36,829
5.35% 3/1/18		20,000	20,079
PPL Electric Utilities
7.125% 11/30/13		40,000	44,566
RRI Energy 6.75% 12/15/14		60,000	58,050
San Diego Gas & Electric
6.00% 6/1/39		40,000	40,804
Sempra Energy
6.50% 6/1/16		50,000	51,085
* Texas Competitive
Electric Holdings
10.25% 11/1/15		160,000	95,600
			2,537,416
Total Corporate Bonds
(cost $57,206,072)			53,686,497

Foreign Agencies – 1.48%
Luxembourg – 0.75%
@# Gazprom 144A
8.625% 4/28/34		1,000,000	995,000
			995,000
Republic of Korea – 0.03%
Korea Development Bank
5.30% 1/17/13		45,000	44,737
			44,737
United States – 0.70%
Pemex Project Funding
Master Trust
6.625% 6/15/35		1,000,000	930,485
			930,485
Total Foreign Agencies
(cost $2,298,499)			1,970,222

Municipal Bond – 0.08%
California State
7.55% 4/1/39		110,000	107,876
Total Municipal Bond
(cost $112,530)			107,876

Non-Agency Asset-Backed Securities – 0.70%
Capital Auto Receivables Asset
Trust Series 2007-3 A3A
5.02% 9/15/11		59,106	60,132
Caterpillar Financial
Asset Trust
Series 2007-A A3A
5.34% 6/25/12		14,820	15,106
Series 2008-A A3
4.94% 4/25/14		60,000	60,031
@ Centex Home Equity
Series 2005-D AF4
5.27% 10/25/35		150,000	140,154
Chase Issuance Trust
Series 2005-A7 A7
4.55% 3/15/13		45,000	46,694
Citicorp Residential
Mortgage Securities
Series 2006-3 A5
5.948% 11/25/36		100,000	50,773

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	CNH Equipment Trust
	Series 2008-A A3
	4.12% 5/15/12	USD	20,000	$20,167
	Series 2008-A A4
	4.93% 8/15/14		30,000	29,394
	Series 2008-B A3A
	4.78% 7/16/12		30,000	30,416
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20		100,000	94,365
@#	Dunkin Securitization
	Series 2006-1 A2 144A
	5.779% 6/20/31		150,000	108,874
	Harley-Davidson
	Motorcycle Trust
	Series 2005-2 A2
	4.07% 2/15/12		59,410	58,975
	Series 2006-2 A2
	5.35% 3/15/13		97,626	100,328
	Hyundai Auto
	Receivables Trust
	Series 2007-A A3A
	5.04% 1/17/12		14,902	15,189
	Series 2008-A A3
	4.93% 12/17/12		30,000	30,567
	John Deere Owner Trust
	Series 2008-A A3
	4.18% 6/15/12		35,000	35,311
•	MBNA Credit Card Master
	Note Trust
	Series 2005-A4
	0.384% 11/15/12		30,000	29,651
Total Non-Agency Asset-Backed
	Securities (cost $1,010,046)			926,127

Non-Agency Collateralized Mortgage Obligations – 0.83%
@•	Bear Stearns ARM Trust
	Series 2007-1 3A2
	5.75% 2/25/47		252,405	78,102
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21		46,798	40,868
	Series 2007-1 2A1
	5.50% 1/25/22		270,784	238,028
	•Series 2007-AR8 1A3A
	6.031% 8/25/37		88,322	45,779
@w•	Countrywide Home Loan
	Mortgage Pass Through
	Trust Series 2004-HYB4 M
	4.55% 9/20/34		19,484	11,226
•	First Horizon Asset Securities
	Series 2007-AR2 1A1
	5.845% 8/25/37		137,830	80,584
	Series 2007-AR3 2A2
	6.299% 11/25/37		108,827	68,193
•	GSR Mortgage Loan Trust
	Series 2006-AR1 3A1
	5.352% 1/25/36		180,224	119,170
•	JPMorgan Mortgage Trust
	Series 2004-A5 4A2
	4.81% 12/25/34		266,849	233,646
•	MASTR ARMs Trust
	Series 2006-2 4A1
	4.986% 2/25/36		104,438	80,495
•	Wells Fargo Mortgage-
	Backed Securities Trust
	Series 2005-AR2 2A1
	4.551% 3/25/35		81,050	69,969
	Series 2005-AR16 6A4
	5.001% 10/25/35		66,658	27,279
	Series 2006-AR14 2A4
	6.076% 10/25/36		60,825	16,950
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $1,660,426)			1,110,289

« Senior Secured Loans – 1.93%
	Calpine Term Tranche Loan T1
	4.095% 3/29/14		110,000	96,021
	Energy Futures Holdings
	3.882% 10/10/14		519,520	360,957
	Flextronics International
	Term Tranche Loan A2
	2.678% 10/1/14		80,565	65,056
	Term Tranche Loan A3
	2.678% 10/1/14		93,993	75,899
	Ford Motor
	3.603% 12/15/13		517,529	374,401
	General Motors
	8.00% 11/29/13		611,624	585,634
	Northwest Airlines
	2.36% 8/21/13		110,000	102,988
	Talecris Biotherapeutics 2nd Lien
	7.42% 12/6/14		500,000	441,668
	Toys R US 4.566% 7/19/12		310,000	256,525
	Univision Communications
	2.678% 9/29/14		315,000	218,728
Total Senior Secured Loans
	(cost $1,984,693)			2,577,877

Sovereign Debt – 11.71%Δ
Barbados – 1.17%
#	Republic of Barbados 144A
	6.625% 12/5/35	USD	2,000,000	1,558,000
				1,558,000
Brazil – 2.13%
	Banco Nacional de
	Desenvolvime
	Economico e Social
	6.369% 6/16/18		500,000	508,750
	Federal Republic of Brazil
	10.25% 1/10/28	BRL	2,000,000	1,032,160
	11.00% 8/17/40	USD	1,000,000	1,310,000
				2,850,910

(continues)     15

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
	Sovereign Debt (continued)
	Canada – 0.05%
	Export Development Canada
	3.125% 4/24/14	USD	65,000	$65,445
				65,445
	Colombia – 0.32%
#	Santa Fe de Bogota D.C. 144A
	9.75% 7/26/28	COP	1,000,000,000	423,237
				423,237
	Indonesia – 1.41%
#	Republic of Indonesia144A
	7.75% 1/17/38	USD	2,000,000	1,880,000
				1,880,000
	Mexico – 2.52%
	Mexican Bonos
	9.50% 12/18/14	MXN	40,000,000	3,359,939
				3,359,939
	Pakistan – 0.90%
@#	Republic of Pakistan 144A
	6.875% 6/1/17	USD	2,000,000	1,200,000
				1,200,000
	Philippines – 0.87%
*	Republic of Philippines
	8.375% 6/17/19		1,000,000	1,162,500
				1,162,500
	Republic of Korea – 0.82%
	Export-Import Bank Korea
	8.125% 1/21/14		1,000,000	1,100,710
				1,100,710
	Turkey – 1.11%
	Republic of Turkey
	11.875% 1/15/30		1,000,000	1,487,500
				1,487,500
	United Kingdom – 0.41%
@#	CS International for City of
	Kyiv Ukraine 144A
	8.25% 11/26/12		1,000,000	545,000
				545,000
	Total Sovereign Debt
	(cost $17,427,401)			15,633,241

	Supranational Banks – 3.49%
	European Bank for
	Reconstruction &
	Development
	7.00% 7/30/12	IDR	41,000,000	909,057
	European Investment Bank
	3.125% 6/4/14	USD	35,000	35,116
	8.00% 10/21/13	ZAR	6,880,000	827,063
	11.25% 2/14/13	BRL	1,800,000	944,246
	Inter-American
	Development Bank
	9.00% 8/6/10	BRL	2,081,000	1,054,895
	International Bank for
	Reconstruction &
	Development
	9.75% 8/2/10	ZAR	7,000,000	891,244
	Total Supranational Banks
	(cost $5,121,733)			4,661,621

	U.S. Treasury Obligations – 0.80%
	U.S. Treasury Notes
	2.25% 5/31/14	USD	130,000	129,441
	*3.125% 5/15/19		970,000	942,572
	Total U.S. Treasury Obligations
	(cost $1,089,289)			1,072,013

Leveraged Non-Recourse Securities – 0.00%
@w#	JPMorgan Pass Through
	Trust Series 2007-B 144A
	0.001% 1/15/87		500,000	0
	Total Leveraged Non-Recourse
	Securities (cost $425,000)			0

		Number of
		Shares
	Preferred Stock – 0.37%
	Developers Diversified Realty
	Series I 7.50%		1,925	17,729
*	Digital Realty Series A 8.50%		2,650	56,207
	Freddie Mac 6.02%		21,000	7,770
•	JPMorgan Chase & Co 7.90%		85,000	71,166
•	PNC Financial Services
	Group 8.25%		195,000	166,319
*	ProLogis Series G 6.75%		7,050	109,275
*	Vornado Realty Trust 6.625%		3,700	65,860
	Total Preferred Stock
	(cost $996,828)			494,326

		Principal
		Amount°
Residual Interest Trust Certificates – 0.00%
w#	Freddie Mac Auction Pass
	Through Trust
	Series 2007 144A	USD	475,000	0
	Total Residual Interest Trust
	Certificates (cost $516,980)			0

	Principal		Value
	Amount°		(U.S. $)
≠Discount Note – 5.46%
Federal Home Loan Bank
0.07% 6/1/09	USD	7,282,046	$7,282,046
Total Discount Note
(cost $7,282,046)			7,282,046

Total Value of Securities Before Securities
Lending Collateral – 130.65%
(cost $208,539,446)			174,387,007

Securities Lending Collateral** – 9.07%
Investment Companies
Mellon GSL DBT II
Collateral Fund		2,692,916	2,692,916
BNY Mellon SL DBT II
Liquidating Fund		9,699,727	9,412,795
†Mellon GSL DBT II
Reinvestment Trust II		328,120	33
Total Securities Lending Collateral
(cost $12,720,763)			12,105,744

Total Value of Securities – 139.72%
(cost $221,260,209)			186,492,751 ©
Obligation to Return Securities
Lending Collateral** – (9.53%)			(12,720,763)
Borrowing Under Line of Credit – (33.71%)			(45,000,000)
Receivables and Other Assets
Net of Liabilities – 3.52%			4,701,191
Net Assets Applicable to 12,929,436 Shares
Outstanding; Equivalent to $10.32
Per Share – 100.00%			$133,473,179

Components of Net Assets at May 31, 2009:
Shares of beneficial interest
(unlimited authorization – no par)			$226,958,649
Distributions in excess of net investment income			(2,179)
Accumulated net realized loss on investments			(58,441,752)
Net unrealized depreciation of investments
and foreign currencies			(35,041,539)
Total net assets			$133,473,179

° Principal amount shown is stated in the currency in which each security is denominated.

BRL — Brazilian Real
COP — Colombian Peso
HKD — Hong Kong Dollar
IDR — Indonesian Rupiah
JPY— Japanese Yen
MXN — Mexican Peso
USD — United States Dollar
ZAR — South African Rand

❖	Securities have been classified by type of business. Classification by country of origin has been presented in Sector and country allocations on page 2.

*	Fully or partially on loan.

±	Security is being valued based on international fair value pricing. At May 31, 2009, the aggregate amount of international fair value priced securities was $24,133,904, which represented 18.08% of the Fund’s net assets. See Note 1 in “Notes.”

†	Non income producing security.

@	Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $10,170,111 which represented 7.62% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of May 31, 2009.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2009, the aggregate amount of Rule 144A securities was $25,109,457 which represented 18.81% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

‡	Non income producing security. Security is currently in default.

Õ	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2009, the aggregate amount of the restricted securities was $10,968 or 0.01% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Δ	Securities have been classified by country of origin.

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 12 in “Notes to financial statements.”

©	Includes $12,180,484 of securities loaned.

(continues)     17

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

Summary of Abbreviations:
ADR — American Depositary Receipts
ARM — Adjustable Rate Mortgage
FDR — Foreign Depositary Receipt
GNMA — Government National Mortgage Association
MASTR — Mortgage Asset Securitization Transactions, Inc.
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
S.F. — Single Family
TBA — To be announced
yr — Year

The following foreign currency exchange contracts were outstanding at May 31, 2009:

Foreign Currency Exchange Contract[1]

Contracts to				Settlement	Unrealized
Receive (Deliver)		In Exchange For		Date	Depreciation
HKD	(222,309)	USD	28,670	6/1/09	$ (7)
HKD	(49,227)	USD	6,350	6/2/09	(1)
JPY	6,963,898	USD	(73,273)	6/3/09	(184)
					$(192)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Statement of operations

Delaware Enhanced Global Dividend and Income Fund

Six Months Ended May 31, 2009 (Unaudited)

Investment Income:
Dividends	$1,552,165
Interest	4,353,629
Securities lending income	81,183
Foreign tax withheld	(69,202)	$5,917,775

Expenses:
Management fees	799,309
Reports to shareholders	72,823
Legal fees	46,733
Accounting and administration expenses	31,972
Dividend disbursing and transfer agent fees and expenses	22,605
NYSE fees	16,875
Pricing fees	14,806
Audit and tax	12,288
Custodian fees	9,624
Leverage expenses	8,088
Trustees’ fees	4,746
Insurance fees	2,268
Dues and services	2,254
Consulting fees	974
Trustee’s expenses	427
Registration fees	225
Total operating expenses (before interest expenses)		1,046,017
Interest expenses		283,406
Total operating expenses		1,329,423
Net Investment Income		4,588,352

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized loss on:
Investments		(21,394,640)
Foreign currencies		(190,513)
Future contracts		(137)
Swap contracts		(1,485)
Net realized loss		(21,586,775)
Net change in unrealized appreciation/depreciation of investments and foreign currencies		45,533,926
Net Realized and Unrealized Gain on Investments and Foreign Currencies		23,947,151

Net Increase in Net Assets Resulting from Operations		$28,535,503

See accompanying notes

Statements of changes in net assets

Delaware Enhanced Global Dividend and Income Fund

	Six Months
	Ended	Year Ended
	5/31/09	11/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,588,352	$9,948,804
Net realized loss on investments and foreign currencies	(21,586,775)	(36,433,443)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	45,533,926	(66,187,565)
Net increase (decrease) in net assets resulting from operations	28,535,503	(92,672,204)

Dividends and Distributions to Shareholders from:[1]
Net investment income	(8,462,314)	(8,332,471)
Tax return of capital	—	(13,699,286)
	(8,462,314)	(22,031,757)
Net Increase (Decrease) in Net Assets	20,073,189	(114,703,961)

Net Assets:
Beginning of period	113,399,990	228,103,951
End of period (including distributions in excess of net investment income of $2,179
and $17,415, respectively)	$133,473,179	$113,399,990

1See Note 4 in “Notes to financial statements.”

See accompanying notes

Statement of cash flows

Delaware Enhanced Global Dividend and Income Fund

Six Months Ended May 31, 2009 (Unaudited)

Net Cash (Including Foreign Currency) Provided by Operating Activities:
Net increase in net assets resulting from operations	$28,535,503

Adjustments to reconcile net increase in net assets from
operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(86,268)
Purchase of investment securities	(56,736,108)
Proceeds from disposition of investment securities	52,581,064
Purchase of short term investment securities, net	4,821,341
Net realized loss from investment transactions	21,394,503
Net change in net unrealized appreciation/depreciation of investments and foreign currencies	(45,533,926)
Increase in receivable for investments sold	(699,183)
Increase in interest and dividends receivable	(330,841)
Increase in payable for investments purchased	2,048,295
Increase in interest payable	33,875
Increase in accrued expenses and other liabilities	2,847
Total adjustments	(22,504,401)
Net cash provided by operating activities	6,031,102

Cash Flows Provided by Financing Activities:
Proceeds from line of credit, net	5,000,000
Cash dividends and distributions paid	(8,462,314)
Net cash used in financing activities	(3,462,314)
Effect of exchange rates on cash	653,673
Net increase in cash	3,222,461
Cash at beginning of period	517,894
Cash at end of period	$3,740,355

Interest paid for borrowings during the period	$249,531

See accompanying notes

Financial highlights

Delaware Enhanced Global Dividend and Income Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

	Six Months		6/29/07[2]
	Ended	Year Ended	to
	5/31/09[1]	11/30/08	11/30/07
	(Unaudited)
Net asset value, beginning of period	$8.770	$17.640	$19.100

Income (loss) from investment operations:
Net investment income[3]	0.355	0.769	0.288
Net realized and unrealized gain (loss) on investments and foreign currencies	1.850	(7.935)	(1.285)
Total from investment operations	2.205	(7.166)	(0.997)

Less dividends and distributions from:
Net investment income	(0.655)	(0.644)	(0.284)
Return of capital	—	(1.060)	(0.142)
Total dividends and distributions	(0.655)	(1.704)	(0.426)

Capital share transactions
Common share offering costs charged to paid in capital	—	—	(0.037)
Total capital share transactions	—	—	(0.037)

Net asset value, end of period	$10.320	$8.770	$17.640

Market value, end of period	$8.490	$6.080	$15.370

Total return based on:[4]
Net asset value	28.56%	(42.25% )	(4.97% )
Market value	53.25%	(54.14% )	(17.24% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$133,473	$113,400	$228,204
Ratio of expenses to average net assets	2.28%	1.66%	1.17%
Ratio of expenses to adjusted average net assets (before interest expense)[5]	1.31%	1.24%	1.17%
Ratio of interest expense to adjusted average net assets[5]	0.35%	0.29%	—
Ratio of net investment income to average net assets	7.88%	5.33%	3.68%
Ratio of net investment income to adjusted average net assets[5]	5.74%	4.91%	3.68%
Portfolio turnover	72%	97%	175%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$45,000	$40,000	—
Asset coverage per $1,000 of debt outstanding at end of period	$3,966	$3,835	—

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund‘s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[5] Adjusted average net assets excluded debt outstanding.

See accompanying notes

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

May 31, 2009 (Unaudited)

Delaware Enhanced Global Dividend and Income Fund (Fund) is organized as a Delaware statutory trust and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DEX.

The investment objective of the Fund is to seek current income, with a secondary objective of capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. Government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Distributions — The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains to the extent permitted and, if necessary, a return of capital.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of

(continues)     23

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

1. Significant Accounting Policies (continued)

mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investments Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended May 31, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its Investment Management Agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 1.00% (calculated daily) of the adjusted average weekly net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets excludes the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2009, the Fund was charged $3,997 for these services.

At May 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$148,024
Fees and other expenses payable to DSC	741
Other expenses payable to DMC and affiliates*	3,167

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2009, the Fund was charged $6,300 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Trustees of the Fund. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2009, the Fund made purchases of $56,736,108 and sales of $52,581,064 of investment securities other than short-term investments.

At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments was $221,886,482. At May 31, 2009, net unrealized depreciation was $35,393,731, of which $6,052,240 related to unrealized appreciation of investments and $41,445,971 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

 Level 1 – Inputs are quoted prices in active markets

Level 2 – Inputs are observable, directly or indirectly

Level 3 – Inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

	Securities	Derivatives
Level 1	$36,482,279	$—
Level 2	145,166,633	(192)
Level 3	4,843,839	—
Total	$186,492,751	$(192)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$4,503,971
Net realized loss	(318,462)
Net change in unrealized
appreciation/depreciation	1,953,928
Net purchases, sales, and settlements	(311,342)
Net transfers in and/or out of Level 3	(984,256)
Balance as of 5/31/09	$4,843,839
Net change in unrealized appreciation/
depreciation from investments still
held as of 5/31/09	$1,953,928

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transaction and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2009 and the year ended November 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/09*	11/30/08
Ordinary income	$8,462,314	$8,332,471
Return of capital	—	13,699,286
Total	$8,462,314	$22,031,757

*Tax information for the period ended May 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$226,958,649
Realized losses 12/1/08 – 5/31/09	(21,588,900)
Other temporary differences	(2,363)
Capital loss carryforwards as of 11/30/08	(36,226,579)
Unrealized appreciation of investments
and foreign currencies	(35,667,628)
Net assets	$133,473,179

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market on foreign currency contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to dividends and distributions, gains (loss) on foreign currency transactions, market discount and premium on debt instruments, passive foreign investment companies, CDS contracts and paydown gains (losses) of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$3,889,198
Accumulated net realized loss	374,128
Paid-in capital	(4,263,326)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2008 will expire as follows: $1,676,026 expires in 2015 and $34,550,553 expires in 2016.

For the six months ended May 31, 2009, the Fund had capital loss of $21,588,900, which may increase the capital loss carryforwards.

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Mellon Investor Services, LLC, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2009 and the year ended November 30, 2008.

For the six months ended May 31, 2009 and the year ended November 30, 2008, the Fund did not issue any common shares.

The fund did not repurchase any shares under the Fund’s Share Repurchase Program during the six months ended May 31, 2009.

7. Line of Credit

For the six months ended May 31, 2009, the Fund borrowed money pursuant to a $50,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on July 1, 2009. During the period ended May 31, 2009, the Fund’s outstanding borrowings made pursuant to the Credit Agreement ranged from $40,000,000 to $45,000,000. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2009, the par value of loans outstanding was $45,000,000 at a variable interest rate of 1.40%. During the period ended May 31, 2009, the average daily balance of loans outstanding was $42,055,556 at a weighted average interest rate of approximately 1.40%. Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.10% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(continues)     25

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

8. Foreign Currency Exchange Contracts (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

9. Financial Futures Contracts

The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing fund securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default. No financial futures contracts were outstanding at May 31, 2009.

10. Written Options

During the six months ended May 31, 2009, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the six months ended May 31, 2009 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at
November 31, 2008	—	$ —
Options written	850	69,699
Options expired	(525)	(38,850)
Options terminated in closing
purchase transactions	(325)	(30,849)
Options outstanding at
May 31, 2009	—	$ —

11. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/ paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended May 31, 2009, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended May 31, 2009, the Fund did not enter into any CDS contracts as a seller of protection.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets. No swap contracts were outstanding at May 31, 2009.

12. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At May 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, a fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2009, the value of the securities on loan was $12,180,484, for which the Fund received collateral, comprised of securities collateral valued at $12,420, and cash collateral of $12,720,763. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

13. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

(continues)     27

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

13. Credit and Market Risks (continued)

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and maybe adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended May 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. Under the Fund’s 10% limit on investments in illiquid securities policy, the Fund may not invest in an illiquid security if at the time of purchase, the Fund holds more than 10% of its net assets in illiquid securities. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

14. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information
(Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Board Consideration of Delaware Enhanced Global Dividend and Income Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Directors (the “Board”), including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreement for the Delaware Enhanced Global Dividend and Income Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Directors reviewed and discussed the Lipper reports with counsel to the independent Directors. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Directors received assistance and advice from and met separately with counsel to the independent Directors. Although the Directors gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

(continues)     29

Other Fund information
(Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Board Consideration of Delaware Enhanced Global Dividend and Income Fund Investment Advisory Agreement (continued)

The Performance Universe for the Fund consisted of the Fund and all non-leveraged closed–end global funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the fourth quartile. The Fund’s performance results were not in line with the Board’s objective. However, in evaluating performance, the Board considered the Fund’s short existence. The Board was satisfied that Management was taking effective action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Board considered fees paid to Delaware Investments for non management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

Economies of Scale. As a closed-end fund, the Fund does not issue shares on a continuous basis. Fund assets increase only to the extent that the values of the underlying securities in the Fund increase. Accordingly, the Board determined that the Fund was not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

About the organization

This semiannual report is for the information of Delaware Enhanced Global Dividend and Income Fund shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices.

Board of Directors

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

John A. Fry†
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher†
Founder
Investor Analytics
Scottsdale, AZ

†Audit committee member

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Contact information

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
BNY Mellon Investor Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com

Your reinvestment options
Delaware Enhanced Global Dividend and Income Fund offers an automatic dividend reinvestment program. If you would like to change your reinvestment option, and shares are registered in your name, contact BNY Mellon Shareowner Services, at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Enhanced Global Dividend and Income Fund

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 29, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 29, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 29, 2009